Noncontrolling Interest	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Noncontrolling Interest

15. Noncontrolling Interest

Noncontrolling interest represents the balances and results attributable to the other member of the consolidated VIE, AB, not included in the stockholders’ deficit of the Company. A summary of changes in the Company’s ownership of AB for the years ended December 31, 2019 and 2018 is as follows (in thousands):

	Years Ended December 31,
	2019	2018
Net loss attributable to Histogen, Inc. stockholders	$(2,966)	$(6,125)
Decrease in Histogen, Inc.’s paid-in capital for purchase of 100,000 common shares of AB from noncontrolling interest	—	(100)

Change from net loss attributable to Histogen, Inc. stockholders and transfers to noncontrolling interest	$(2,966)	$(6,225)